Property and Equipment Net	3 Months Ended
Mar. 31, 2021
Property Plant And Equipment [Abstract]
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	March 31,	December 31,
	2021	2020
Office equipment and computers	$1,150	$1,065
Fixtures and fittings	4,378	4,094
Laboratory equipment	9,277	7,994
Leasehold improvements	624	394
	15,429	13,547
Less: accumulated depreciation	(5,336)	(4,939)
	$10,093	$8,608

Depreciation expense was $0.6 million and $0.5 million for the three months ended March 31, 2021 and 2020, respectively.